CONDENSED CONSOLIDATED AND COMBINED BALANCE SHEETS (Parenthetical)	Sep. 30, 2021 USD ($) $ / shares shares
Accounts receivable, allowance | $	$ 58,000
Hyperfine Convertible Preferred Stock
Convertible preferred stock, par value | $ / shares	$ 0.0001
Convertible preferred stock, aggregate liquidation preference | $	$ 178,120,000
Convertible preferred stock, shares authorized	129,788,828
Convertible preferred stock, shares issued	109,182,191
Convertible preferred stock, shares outstanding	109,182,191
Liminal Convertible Preferred Stock
Convertible preferred stock, par value | $ / shares	$ 0.0001
Convertible preferred stock, aggregate liquidation preference | $	$ 7,400,250
Convertible preferred stock, shares authorized	57,500,000
Convertible preferred stock, shares issued	57,500,000
Convertible preferred stock, shares outstanding	57,500,000
Hyperfine Common stock
Common shares, par value, (per share) | $ / shares	$ 0.0001
Common shares, shares authorized	125,000,000
Common shares, shares issued	6,503,073
Initial shareholders holding	6,503,073
Liminal Common stock
Common shares, par value, (per share) | $ / shares	$ 0.001
Common shares, shares authorized	36,000,000
Common shares, shares issued	0
Initial shareholders holding	0
Hyperfine Special-Voting common stock
Common shares, par value, (per share) | $ / shares	$ 0.0001
Common shares, shares authorized	25,000,000
Common shares, shares issued	0
Liminal Special Voting Common Stock
Common shares, par value, (per share) | $ / shares	$ 0.0001
Common shares, shares authorized	38,723,398
Common shares, shares issued	0
Initial shareholders holding	0